S000003467 [Member] Average Annual Total Returns			12 Months Ended	43 Months Ended	60 Months Ended	120 Months Ended	435 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent
Bloomberg 5-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.05%		0.99%	2.25%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		1.17%		0.91%	1.67%
Sit Tax-Free Income Fund - Class S
Prospectus [Line Items]
Average Annual Return, Percent			5.30%		69.00%	2.31%
Performance Inception Date							Sep. 29, 1988
Sit Tax-Free Income Fund - Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.28%		0.69%	2.30%
Performance Inception Date							Sep. 29, 1988
Sit Tax-Free Income Fund - Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.61%		1.25%	2.55%
Performance Inception Date							Sep. 29, 1988
Sit Tax-Free Income Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			5.57%
Performance Inception Date				Jun. 01, 2021

[1]	A more narrowly-based index that reflects the market sectors in which the Fund invests.
[2]
A broad-based securities market index that represents the overall domestic debt markets. Effective June 30, 2024, and pursuant to regulatory requirements, the Bloomberg Municipal Bond Index replaced the Bloomberg 5‑Year Municipal Bond Index as the Fund’s primary performance benchmark to represent a broad-based securities market index. The Fund continues to use the Bloomberg 5‑Year Municipal Bond Index as an additional performance benchmark.